Note 2 - Securities (Detail) - Amortized Cost and Approximate Fair Value of Available for Sale Securities (USD $)	Dec. 31, 2012	Dec. 31, 2011
Securities Amortized Cost	$ 100,709,492	$ 79,808,869
Securities Gross Unrealized (Losses)	(553,767)	(159,078)
Securities Approximate Fair Value	101,980,644	81,064,878
Securities Gross Unrealized Gains	1,824,919	1,415,087
Equity Securities [Member]
Securities Amortized Cost	102,212	102,212
Securities Gross Unrealized (Losses)	(31,604)	(39,950)
Securities Approximate Fair Value	70,914	62,262
Securities Gross Unrealized Gains	306
US Government Agencies Debt Securities [Member]
Securities Amortized Cost	38,188,554	34,668,833
Securities Gross Unrealized (Losses)	(39,706)	(64,264)
Securities Approximate Fair Value	38,351,061	34,726,662
Securities Gross Unrealized Gains	202,213	122,093
US States and Political Subdivisions Debt Securities [Member]
Securities Amortized Cost	10,212,376	4,049,701
Securities Gross Unrealized (Losses)	(84,456)	(44,038)
Securities Approximate Fair Value	10,378,189	4,144,399
Securities Gross Unrealized Gains	250,269	138,736
Domestic Corporate Debt Securities [Member]
Securities Amortized Cost	1,839,976
Securities Approximate Fair Value	1,907,865
Securities Gross Unrealized Gains	67,889
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Securities Amortized Cost	50,366,374	38,950,955
Securities Gross Unrealized (Losses)	(398,001)	(10,826)
Securities Approximate Fair Value	51,272,615	40,088,918
Securities Gross Unrealized Gains	1,304,242	1,148,789
US Treasury Securities [Member]
Securities Amortized Cost		2,037,168
Securities Approximate Fair Value		2,042,637
Securities Gross Unrealized Gains		$ 5,469